Finance Liabilities	6 Months Ended
Jun. 30, 2024
Finance Liabilities [Abstract]
Finance Liabilities
9.

Finance Liabilities
The amount

of finance

liabilities shown

in the

accompanying consolidated

balance sheet

is analyzed

as
follows:

June 30, 2024 December 31, 2023
Finance liabilities 128,690 133,337
Less: Deferred financing costs

(1,099) (1,208)
Finance liabilities, net of deferred financing costs $ 127,591 $ 132,129
Less: Current finance liabilities, net of deferred financing costs,
current (9,398) (9,221)
Finance liabilities, excluding current maturities $ 118,193 $ 122,908
On March

29,

2022, the

Company sold
Florida

to an

unrelated third

party for

$
50,000

and leased

back
the vessel

under a

bareboat agreement,

for a

period of
ten years
, under

which the

Company pays

hire,
monthly in

advance. Under

the bareboat

charter,

the Company

has the

option to

repurchase the

vessel
after

the

end of

the third

year

of the

charter period,

or each

year thereafter,

until the

termination of

the
lease, at specific prices, subject to

irrevocable and written notice to the

owner. If

not repurchased earlier,
the Company

has the

obligation to

repurchase the

vessel for

$
16,350
, on

the expiration

of the

lease on
the tenth year.

On August 17, 2022, the

Company entered into
two

sale and leaseback agreements with two

unaffiliated
Japanese

third

parties

for
New

Orleans

and
Santa

Barbara,
for

an

aggregate

amount

of

$
66,400
.

The
vessels were delivered

to their buyers

on September 8,

2022 and September 12,

2022, respectively and
the Company

chartered in

both vessels

under bareboat

charter parties for

a period

of
eight years , each,
and has purchase options beginning at the end of the

third year of each vessel's bareboat charter period,
or

each

year

thereafter,

until

the

termination

of

the

lease,

at

specific

prices,

subject

to

irrevocable

and
written notice to the

owner.

If not repurchased earlier,

the Company has the

obligation to repurchase the
vessels for $ 13,000 , each, on the expiration of each lease on the eighth year.
On

December

6,

2022,

the

Company

sold
DSI

Andromeda

to

an

unrelated third

party

for

$
29,850

and
leased back the vessel under a bareboat agreement, for a period of ten years , under which the Company pays hire,

monthly in

advance. Under

the

bareboat charter,

the

Company has

the option

to repurchase
the

vessel

after

the

end

of

the

third

year

of

the

charter

period,

or

each

year

thereafter,

until

the
termination

of the

lease, at

specific prices,

subject to

irrevocable and

written notice

to

the

owner.

If not
repurchased

earlier,

the

Company

has

the

obligation

to

repurchase

the

vessel

for

$
8,050
,

on

the
expiration of the lease on the tenth year.
Under the bareboat charter parties, the Company is responsible for the operation and maintenance of the vessels and the

owner of the

vessels shall not

retain any control,

possession, or command of

the vessel
during the charter period.
The

Company

determined that,

under

ACS

842-40

Sale

and

Leaseback

Transactions,

the

transactions
are

failed

sales

and

consequently the

assets

were

not

derecognized from

the

financial

statements

and
the proceeds from the

sale of the vessels

were accounted for as financial

liabilities. As of June

30, 2024,
the weighted average remaining

lease term of

the above lease

agreements was
7.20

years, the average
interest

rate

was
4.83
%

and

the

sublease

income

during

the

six

months

ended

June

30,

2024

was
$ 14,678 , included in time charter revenues.
As of

June 30,

2024, and

throughout the

term of

the leases,

the Company

has annual

finance liabilities
as shown in the table below:

Period Principal Repayment
Year 1 $ 9,606
Year 2 10,012
Year 3 10,438
Year 4 10,916
Year 5 11,358
Year 6 and

thereafter
76,360
Total $ 128,690